Other information about investments - Non controlling interest (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about investments
Non-current assets	€ 88,202	€ 102,937
Non-current liabilities	47,987	53,269
Profit	2,758	2,764	€ 4,860
Total other comprehensive income (loss)	(3,017)	5,179	3,309
Net cash provided by operating activities	13,330	13,092	15,119
Net cash used in investing activities	(9,298)	(9,817)	(9,365)
Net cash used in financing activities	(3,596)	(5,380)	(5,668)
Net increase (decrease) in cash and cash equivalents	238	(2,022)	24
Profit attributable to non-controlling interest	€ 150	€ 140	€ 89
Enilive Group
Disclosure of detailed information about investments
Non controlling interest (%) (as a percent)	30.00%
Current assets	€ 5,607
Non-current assets	4,683
Current liabilities	5,605
Non-current liabilities	1,786
Revenues	19,120
Profit	344
Total other comprehensive income (loss)	268
Net cash provided by operating activities	771
Net cash used in investing activities	(542)
Net cash used in financing activities	435
Net increase (decrease) in cash and cash equivalents	773
Profit attributable to non-controlling interest	87
Dividends paid to minority interest	€ 212
Eni Plenitude Group
Disclosure of detailed information about investments
Non controlling interest (%) (as a percent)	30.00%	7.58%
Current assets	€ 3,725	€ 4,571
Non-current assets	12,053	11,185
Current liabilities	4,482	4,626
Non-current liabilities	5,351	5,156
Revenues	10,168	10,179
Profit	(3)	803
Total other comprehensive income (loss)	(158)	821
Net cash provided by operating activities	1,196	916
Net cash used in investing activities	(1,206)	(1,389)
Net cash used in financing activities	(13)	(85)
Net increase (decrease) in cash and cash equivalents	104	(23)
Profit attributable to non-controlling interest	6	54
Dividends paid to minority interest	€ 9	€ 5
EniPower Group
Disclosure of detailed information about investments
Non controlling interest (%) (as a percent)	49.00%	49.00%
Current assets	€ 851	€ 695
Non-current assets	927	934
Current liabilities	839	709
Non-current liabilities	29	31
Revenues	1,142	962
Profit	126	167
Total other comprehensive income (loss)	126	167
Net cash provided by operating activities	206	178
Net cash used in investing activities	(77)	(92)
Net cash used in financing activities	1	(18)
Net increase (decrease) in cash and cash equivalents	21	(9)
Profit attributable to non-controlling interest	64	85
Dividends paid to minority interest	€ 56	€ 41